Share-based compensation - Summary of Restricted Share Units Activity (Details) - 2011 Incentive Scheme - Restricted share units - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of restricted shares
Outstanding at the beginning of the period (in shares)	14,532,971	17,535,567	24,027,895
Granted (in shares)	10,968,657	7,744,374	9,918,014
Forfeited (in shares)	(2,047,879)	(2,688,963)	(8,023,640)
Vested (in shares)	(7,319,654)	(8,058,007)	(8,386,702)
Outstanding at the end of the period (in shares)	16,134,095	14,532,971	17,535,567
Expected to vest at the end of the period (in shares)	14,187,803
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 2.0776	$ 2.5551	$ 3.7202
Granted (in dollars per share)	1.7669	1.7842	1.5065
Forfeited (in dollars per share)	1.9403	2.1666	3.4889
Vested (in dollars per share)	2.3032	2.8052	3.7594
Outstanding at the end of the period (in dollars per share)	1.7834	$ 2.0776	$ 2.5551
Expected to vest at the end of the period (in dollars per share)	$ 1.7782